FINANCIAL RISK MANAGEMENT - Sensitivity analysis (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase in short term interest rate
FINANCIAL RISK MANAGEMENT
Reasonably possible increase in short term interest rates	1.00%	1.00%	1.00%
Increases of interest expense due to increase in risk	₽ 271	₽ 201	₽ 44
Decrease in short term interest rate
FINANCIAL RISK MANAGEMENT
Reasonably possible decrease in short term interest rates	1.00%	1.00%	1.00%
Decreases of finance cost due to decrease in risk	₽ 271	₽ 201	₽ 44